Write-Downs of Long-Lived Assets	12 Months Ended
Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Write-Downs of Long-Lived Assets
27. Write-Downs of Long-Lived Assets
The Company and its subsidiaries perform tests for recoverability on long-lived assets classified as held and used for which events or changes in circumstances indicated that the assets might be impaired. The Company and its subsidiaries consider an asset’s carrying amount as not recoverable when such carrying amount exceeds the undiscounted future cash flows estimated to result from the use and eventual disposition of the asset. The net carrying amount of assets not recoverable is reduced to fair value if lower than the carrying amount.
As of March 31, 2020 and 2021, the long-lived assets classified as held for sale in the accompanying consolidated balance sheets are as follows.

	Millions of yen
	2020	2021
Investment in operating leases	¥5,208	¥8,055
Property under facility operations	436	0
The long-lived assets classified as held for sale as of March 31, 2020 are included in Real Estate segment and Environment and Energy segment. The long-lived assets classified as held for sale as of March 31, 2021 are included in Real Estate segment and ORIX USA segment.
The Company and its subsidiaries determine the fair value using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers, based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate.
During fiscal 2019, 2020 and 2021, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥2,418 million, ¥3,043 million and ¥3,020 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

Fiscal Year ended March 31, 2019	Write-downs of the assets held for sale		Write-downs due to decline in estimated future cash flows
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Commercial facilities other than office buildings	¥712	1	¥16	1
Others*	0	—	1,690	—

Total	¥712	—	¥1,706	—

Fiscal Year ended March 31, 2020	Write-downs of the assets held for sale		Write-downs due to decline in estimated future cash flows
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Commercial facilities other than office buildings	¥0	—	¥529	2
Condominiums	159	1	77	3
Land undeveloped or under construction	0	—	2,083	2
Others*	0	—	195	—

Total	¥159	—	¥2,884	—

Fiscal Year ended March 31, 2021	Write-downs of the assets held for sale		Write-downs due to decline in estimated future cash flows
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Office buildings	¥0	—	¥331	1
Commercial facilities other than office buildings	1,067	5	189	1
Condominiums	0	—	64	2
Land undeveloped or under construction	0	—	98	2
Others*	0	—	1,271	—

Total	¥1,067	—	¥1,953	—

*
For the “Others”, the number of properties are omitted. Write-downs of long-lived assets for fiscal 2019, 2020 and 2021 include write-downs of ¥825 million, ¥109 million and ¥1,099 million of hotels, respectively.

Breakdowns of these amounts by segment are provided in Note 34 “Segment Information.”